Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
VEEDOT FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Supplement [Text Block]	acmf_SupplementTextBlock
American Century Mutual Funds, Inc. Prospectus Supplement Veedot Fund
Supplement dated October 1, 2011 ■ Prospectus dated March 1, 2011

Effective November 14, 2011, the fund’s redemption fee applies only to shares held less than 60 days.

The following replaces the redemption/exchange fee language in the Shareholder Fees table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	2.00%	2.00%

The following replaces the first sentence of the Redemptions section on page 15 of the prospectus:

Investor and Institutional Class shares held for less than 180 days are subject to a redemption fee of 2.00%. Effective November 14, 2011, Investor and Institutional Class shares held for less than 60 days are subject to a redemption fee of 2.00%.

VEEDOT FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	rr_ExchangeFeeOverRedemption	2.00%
VEEDOT FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 180 days prior to November 14, 2011, or less than 60 days on or after November 14, 2011)	rr_ExchangeFeeOverRedemption	2.00%